Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Discount Rate (1% Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ 3,022	$ 3,186
Decrease	(3,650)	(3,884)
Life Expectancy (1-Year Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	138	755
Decrease	$ (246)	$ (845)